Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31, 2017
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB in thousands
Licensed copyrights of video content	799,342	(399,503)	399,839
License rights of mobile games	13,877	(13,256)	621
Domain names and others	49,989	(24,157)	25,832
Total	863,208	(436,916)	426,292

	As of December 31, 2018
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB in thousands
Licensed copyrights of video content	1,997,175	(921,565)	1,075,610
License rights of mobile games	18,098	(15,163)	2,935
Domain names and others	412,202	(71,312)	340,890
Total	2,427,475	(1,008,040)	1,419,435

Schedule of intangible assets amortization expense for future years

Intangible assets amortization expense
RMB in thousands
2019	621,079
2020	389,364
2021	156,243
2022	83,953
2023	55,638
Thereafter	113,158
Total expected amortization expense	1,419,435